Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Segmented information	Segmented information
The Company’s reportable operating segments for 2021 include its mining operations, namely the Fekola, Masbate and Otjikoto mines. The “Other Mineral Properties” segment consists of the Company’s interests in mineral properties which are at various stages of exploration and development, including the Company's interests in the Gramalote Property and Calibre. The “Corporate and Other” segment includes corporate operations.

The Company’s segments are summarized in the following tables:

	2021
	Fekola Mine	Masbate Mine	Otjikoto Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$

External gold revenue	1,024,425	398,879	338,960	—	—	1,762,264
Production costs	250,337	146,671	96,381	—	—	493,389
Depreciation & depletion	188,601	86,835	103,456	52	2,392	381,336
Impairment of long-lived assets	—	—	—	5,905	—	5,905
Current income tax, withholding and other taxes	190,908	25,750	49,063	37	4,911	270,669
Net income (loss)	263,218	132,615	71,576	9,781	(16,365)	460,825
Capital expenditures	123,651	35,756	85,360	57,552	1,652	303,971
Total assets	1,382,369	786,770	442,280	362,133	587,741	3,561,293

	2020
	Fekola Mine	Masbate Mine	Otjikoto Mine	Other Mineral Properties	Corporate & Other	Total
		$	$	$	$	$

External gold revenue	1,113,288	368,473	307,167	—	—	1,788,928
Production costs	200,228	131,780	75,857	—	—	407,865
Depreciation & depletion	164,591	65,775	71,125	—	1,423	302,914
Reversal of impairment of long-lived assets	—	174,309	—	—	—	174,309
Write-down mineral property interests	—	—	—	11,353	—	11,353
Current income tax, withholding and other taxes	226,059	33,385	50,229	240	—	309,913
Net income (loss)	411,251	234,145	68,075	16,477	(57,535)	672,413
Capital expenditures	198,755	42,307	69,998	41,513	1,295	353,868
Total assets	1,404,135	864,043	450,843	354,577	288,781	3,362,379
The Company’s mining interests are located in the following geographical locations:

	2021	2020
	$	$
Mining interests
Mali	1,084,580	1,134,868
Philippines	636,525	685,139
Namibia	307,434	336,897
Colombia	130,096	105,665
Nicaragua	93,728	76,235
Burkina Faso	21,087	81,382
Canada	23,420	24,160
Finland	12,561	9,034
Other	26,636	9,875
	2,336,067	2,463,255